Commitments and Contingencies - Financial Services has Various Agreements to Extend Credit (Details) - Wholesale and dealer financing $ in Millions	Dec. 31, 2020 USD ($)
Line of Credit Facility [Line Items]
Total Credit Limit	$ 6,922
Utilized	2,979
Not Utilized	$ 3,943